37) Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other Liabilities
Financial liabilities		R$ 75,528,047	R$ 79,121,127
Credit card transactions	[1]	23,522,792	21,595,677
Foreign exchange transactions	[2]	26,365,058	31,546,034
Loan assignment obligations		6,098,991	6,594,471
Capitalization bonds		8,570,919	8,837,770
Securities trading		5,877,144	4,822,215
Lease liabilities (Note 37a)		5,093,143	5,724,960
Other liabilities		39,515,233	34,023,453
Third party funds in transit	[3]	7,873,642	7,296,234
Provision for payments		7,876,749	9,172,457
Sundry creditors		4,435,990	3,778,494
Social and statutory		3,747,682	933,003
Other taxes payable		2,257,376	2,176,673
Liabilities for acquisition of assets and rights		1,582,134	1,493,329
Other		11,741,660	9,173,263
Total		R$ 115,043,280	R$ 113,144,580

[1]	It refers to amounts payable to merchants;
[2]	Primarily refers to Bradesco's sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations;
[3]	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.